Parent-Only Financial Statements (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0002	$ 0.0002
Ordinary shares, authorized	121,410,923	121,410,923
Ordinary shares, issued	41,927,302	27,159,258
Ordinary shares, outstanding	37,242,359	27,159,258
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0002	$ 0.0002
Ordinary shares, authorized	28,589,078	28,589,078
Ordinary shares, issued	28,589,078	28,589,078
Ordinary shares, outstanding	28,589,078	28,589,078